Equity and Financing Arrangements (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended				3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jul. 18, 2013 Issuance of debt - 4.42%, due 2043 [Member]	Jul. 18, 2013 Issuance of debt - 4.47%, due 2048 [Member]	Jul. 18, 2013 Repayment of debt - 5.26%, due 2017 [Member]	Jul. 18, 2013 Repayment of debt - 5.59%, due 2018 [Member]	Jul. 18, 2013 5.59%, due 2018 [Member]	Jun. 30, 2013 MGE Energy [Member]	Jun. 19, 2013 MGE Energy [Member]	Jun. 30, 2013 MGE [Member]	Jun. 19, 2013 MGE [Member]
Common Stock Disclosures [Abstract]
Common stock issued during period	0	0
Dilutive Securities [Abstract]
Dilutive Securities	$ 0
Credit Facilities [Line Items]
Revolving credit facility								50.0	40.0	100.0	75.0
Floating rate-based borrowings adder minimum								0.00%		0.00%
Floating rate-based borrowings adder maximum								0.125%		0.125%
Eurodollar-based borrowings adder minimum								0.675%		0.675%
Eurodollar-based borrowings adder maximum								1.125%		1.125%
Federal funds fixed base rate								0.50%		0.50%
Eurodollar fixed base rate								1.00%		1.00%
Line of credit borrowings								0		0
Commercial paper outstanding										14.0
Debt Instruments [Line Items]
Unsecured debt			20.0	20.0
Interest rate			4.42%	4.47%	5.26%	5.59%	5.59%
Redeemed and retired debt					20.0	20.0
Make-whole premium					3.2	3.6
Secured debt							$ 20.0